Accrued Expenses (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued compensation		$ 5,585	$ 5,025
Direct container expense		5,501	4,521
Deferred revenue		4,245	4,245
Interest payable		3,810	3,157
Other		882	662
Total accrued expenses	[1]	$ 20,023	$ 17,610

[1]	Certain amounts as of December 31, 2017 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).